Investment Objectives and Goals - Ruk Strategic Growth ETF	Mar. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ruk Strategic Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Ruk Strategic Growth ETF (the “Fund”) seeks to track total return performance, before fees and expenses, of the Ruk Strategic Growth Index (the “Index”).